Investment in Finance Leases	12 Months Ended
Dec. 31, 2011
SQN Alternative Investment Fund III L.P.
Investment in finance leases

5.  Investment in finance leases

Entertainment and Leisure Equipment

On December 19, 2011, the Company entered into a lease transaction for entertainment and leisure equipment located in the United Kingdom for £506,433 ($782,590 applying exchange rates at December 31, 2011) with a lease term of 24 months. Under the terms of the agreement the Company receives monthly lease payments as follows: an initial lease payment of £66,257 ($102,386 applying exchange rates at December 31, 2011) when the transaction was finalized and £22,086 ($34,129 applying exchange rates at December 31, 2011) monthly thereafter. At the termination of the lease the lessee has a bargain purchase option to acquire the entertainment and leisure equipment for £100. The Company paid initial direct costs as follows: (i) on November 30, 2011 the Company paid £7,875 ($12,251 applying exchange rates at November 30, 2011) and (ii) on December 20, 2011 the Company paid £10,281 ($15,887 applying exchange rates at December 31, 2011) relating to the acquisition of this leased equipment.

Public Address System

On August 19, 2011, the Company entered into a lease transaction for a public address system for a Scottish Premier League football team located in Scotland for £602,794 ($985,509 applying exchange rates at August 31, 2011) with a lease term of 48 months. Under the terms of the agreement the Company receives quarterly lease payments of £58,797 ($96,127 applying exchange rates at August 31, 2011) through May 16, 2014 and quarterly lease payments of £13,931 ($22,775 applying exchange rates at August 31, 2011) through November 16, 2015. At the termination of the lease the lessee has a bargain purchase option to acquire the public address system for $1. On August 19, 2011, the Company paid initial direct costs of £36,168 ($59,131 applying exchange rates at August 31, 2011) related to the acquisition of this leased equipment.

On February 13, 2012, the lessee went into Administration in Scotland. Administration in the United Kingdom is a process similar to reorganization under the Bankruptcy Code in the United States of America. The lessee continues to conduct business as usual which it cannot legally do without the use of the Company’s equipment. The Company has confirmed with the Administrator that the lessee intends to continue to pay for the equipment as prescribed in the lease. The lessee had previously paid for the use of the leased equipment through February 15, 2012. Beginning February 16, 2012, the Administrator has agreed to pay for the continuing use of the leased equipment, monthly in arrears, which is in keeping with Administration procedures. On March 30, 2012, the Partnership received a payment from the Administrator totaling £28,644 ($45,794 applying exchange rates at March 31, 2012) which paid rent on this leased equipment through March 31, 2012. On April 16, 2012, the Partnership received a payment from the Administrator totaling £19,599 ($31,866 applying exchange rates at April 30, 2012) which paid the rent on this leased equipment through April 30, 2012.

Bottle Recycling and Extrusion Production Line

On June 29, 2011, the Company entered into a Participation Agreement (the “Agreement”) for an ownership interest in a Hire Purchase Agreement (the “HP Agreement”). The HP Agreement is between an independent United Kingdom leasing entity and the lessee of a bottle recycling and extrusion line located in the United Kingdom. The Company made its initial payment under the Agreement on June 29, 2011 totaling £1,100,000 ($1,774,520 applying exchange rates at June 30, 2011) and made its final payment on October 13, 2011 totaling £730,000 ($1,151,575 applying exchange rates at October 31, 2011).

Under the terms of the HP Agreement there is both an initial rental period and a fixed rental period. The initial rental period was for four months but could be extended if the lessee raised an additional £3,000,000 in equity. The lessee raised the required additional equity during September 2011. Accordingly, the initial rental period has been extended until the earlier of either; (i) twelve months from date of the HP Agreement or (ii) the Plant Valuation date, as defined in the HP Agreement. The Company believes that the fixed rental period will begin on July 1, 2012.

During the initial rental period the Company receives monthly rental income between £11,229 ($17,987 applying exchange rates at June 30, 2011) and £18,425 ($29,514 applying exchange rates at June 30, 2011). At December 31, 2011, the Company had $28,497 as accounts receivable in the accompanying balance sheets relating to this leased equipment. The Company was paid on January 4, 2012.

The fixed rental period is for a term of 60 months. The Company will receive monthly payments of £40,937 ($65,573 applying exchange rates at June 30, 2011). At lease termination the lessee has an option to purchase the leased equipment and the Company’s portion of the proceeds will be £253,821 ($406,570 applying exchange rates at June 30, 2011). Initial direct costs were paid as follows: (i) on July 15, 2011 the Company paid £45,775 ($73,322 applying exchange rates at July 15, 2011) and (ii) on November 30, 2011 the Company paid £9,125 ($14,195 applying exchange rates at November 30, 2011) related to the acquisition of this leased equipment.

Investment in finance lease consists of the following at December 31, 2011:

Minimum rents receivable	$5,575,250
Estimated unguaranteed residual value	392,385
Unearned income	(1,656,760)

$4,310,875

At December 31, 2011, the aggregate amounts of future minimum lease payments receivable are as follows:

	Lease Payment Currencies
	US Dollars	British Pounds (1)	Total
Years Ending December 31,

2012	$—	$1,152,550	$1,152,550
2013	—	1,497,963	1,497,963
2014	—	983,884	983,884
2015	—	802,173	802,173
2016	—	759,119	759,119
Thereafter	—	379,561	379,561

	$—	$5,575,250	$5,575,250

(1)	Converted to US Dollars at the December 31, 2011 exchange rate.

SQN AIF III GP, LLC
Investment in finance leases

4.  Investment in finance leases

Entertainment and Leisure Equipment

On December 19, 2011, the Partnership entered into a lease transaction for entertainment and leisure equipment located in the United Kingdom for £506,433 ($782,590 applying exchange rates at December 31, 2011) with a lease term of 24 months. Under the terms of the agreement the Partnership receives monthly lease payments as follows: an initial lease payment of £66,257 ($102,386 applying exchange rates at December 31, 2011) when the transaction was finalized and £22,086 ($34,129 applying exchange rates at December 31, 2011) monthly thereafter. At the termination of the lease the lessee has a bargain purchase option to acquire the entertainment and leisure equipment for £100. The Partnership paid initial direct costs as follows: (i) on November 30, 2011 the Partnership paid £7,875 ($12,251 applying exchange rates at November 30, 2011) and (ii) on December 20, 2011 the Partnership paid £10,281 ($15,887 applying exchange rates at December 31, 2011) relating to the acquisition of this leased equipment. For the year ended December 31, 2011, the Partnership did not expense any initial direct costs relating to this leased equipment.

Public Address System

On August 19, 2011, the Partnership entered into a lease transaction for a public address system for a Scottish Premier League football team located in Scotland for £602,794 ($985,509 applying exchange rates at August 31, 2011) with a lease term of 48 months. Under the terms of the agreement the Partnership receives quarterly lease payments of £58,797 ($96,127 applying exchange rates at August 31, 2011) through May 16, 2014 and quarterly lease payments of £13,931 ($22,775 applying exchange rates at August 31, 2011) through November 16, 2015. At the termination of the lease the lessee has a bargain purchase option to acquire the public address system for $1. On August 19, 2011, the Partnership paid initial direct costs of £36,168 ($59,131 applying exchange rates at August 31, 2011) related to the acquisition of this leased equipment. For the year ended December 31, 2011, the Partnership incurred amortization expense related to this leased equipment of $24,596.

On February 13, 2012, the lessee went into Administration in Scotland. Administration in the United Kingdom is a process similar to reorganization under the Bankruptcy Code in the United States of America. The lessee continues to conduct business as usual which it cannot legally do without the use of the Partnership’s equipment. The Investment Manager has confirmed with the Administrator that the lessee intends to continue to pay for the equipment as prescribed in the lease. The lessee had previously paid for the use of the leased equipment through February 15, 2012. Beginning February 16, 2012, the Administrator has agreed to pay for the continuing use of the leased equipment, monthly in arrears, which is in keeping with Administration procedures.

Bottle Recycling and Extrusion Production Line

On June 29, 2011, the Partnership entered into a Participation Agreement (the “Agreement”) for an ownership interest in a Hire Purchase Agreement (the “HP Agreement”). The HP Agreement is between an independent United Kingdom leasing entity and the lessee of a bottle recycling and extrusion line located in the United Kingdom. The Partnership made its initial payment under the Agreement on June 29, 2011 totaling £1,100,000 ($1,774,520 applying exchange rates at June 30, 2011) and made its final payment on October 13, 2011 totaling £730,000 ($1,151,575 applying exchange rates at October 31, 2011).

Under the terms of the HP Agreement there is both an initial rental period and a fixed rental period. The initial rental period was for four months but could be extended if the lessee raised an additional £3,000,000 in equity. The lessee raised the required additional equity during September 2011. Accordingly, the initial rental period has been extended until the earlier of either; (i) twelve months from date of the HP Agreement or (ii) the Plant Valuation date, as defined in the HP Agreement. The Investment Manager believes that the fixed rental period will begin on July 1, 2012.

During the initial rental period the Partnership receives monthly rental income between £11,229 ($17,987 applying exchange rates at June 30, 2011) and £18,425 ($29,514 applying exchange rates at June 30, 2011). For the year ended December 31, 2011, the Partnership earned $135,361 in rental income and incurred $70,000 in depreciation expense. At December 31, 2011, the Partnership had $28,497 as accounts receivable in the accompanying balance sheets relating to this leased equipment. The Partnership was paid on January 4, 2012.

The fixed rental period is for a term of 60 months. The Partnership will receive monthly payments of £40,937 ($65,573 applying exchange rates at June 30, 2011). At lease termination the lessee has an option to purchase the leased equipment and the Partnerships portion of the proceeds will be £253,821 ($406,570 applying exchange rates at June 30, 2011). The Partnership paid initial direct costs as follows: (i) on July 15, 2011 we paid £45,775 ($73,322 applying exchange rates at July 15, 2011) and (ii) on November 30, 2011 we paid £9,125 ($14,195 applying exchange rates at November 30, 2011) related to the acquisition of this leased equipment.

Investment in finance lease consists of the following at December 31, 2011:

Minimum rents receivable	$5,575,250
Estimated unguaranteed residual value	392,385
Unearned income	(1,656,760)

$4,310,875

At December 31, 2011, the aggregate amounts of future minimum lease payments receivable are as follows:

	Lease Payment Currencies
	US Dollars	British Pounds (1)	Total
Years Ending December 31,
2012	$—	$1,152,550	$1,152,550
2013	—	1,497,963	1,497,963
2014	—	983,884	983,884
2015	—	802,173	802,173
2016	—	759,119	759,119
Thereafter	—	379,561	379,561

	$—	$5,575,250	$5,575,250

(1)	Converted to US Dollars at the December 31, 2011 exchange rate.